Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions
Related Party Transactions

8.Related Party Transactions

The Company’s subsidiary, DGE, is engaged in a consulting agreement with SSCS Pte. Ltd. (“SSCS”) to manage offshore engineering studies. A director of DGE is employed through SSCS. Consulting services during the three months ended March 31, 2022 totaled $69 thousand (three months ended March 31, 2021 - $74 thousand), with $55 thousand disclosed as exploration labor within exploration and evaluation expenses (Note 4) and $14 thousand as general and administration expenses ($59 thousand and $15 thousand, respectively, in the comparative period). As at March 31, 2022, the amount payable to SSCS was $23 thousand (December 31, 2021 - $23 thousand).

The Company’s Chief Ocean Scientist provides consulting services to the Company through Ocean Renaissance LLC (“Ocean Renaissance”) where he is a principal. Consulting services during the three months ended March 31, 2022 amounted to $94 thousand (three months ended March 31, 2021 -  $93 thousand), evenly apportioned between exploration and evaluation expenses (Note 4) and general and administration expenses, in both the first quarter of 2022 and 2021. As at March 31, 2022, the amount payable to Ocean Renaissance was $nil (December 31, 2021 - $nil).

18.Related Party Transactions

The Company’s subsidiary, DGE, is engaged in a consulting agreement with SSCS Pte. Ltd. (“SSCS”) to manage offshore engineering studies. A director of DGE is employed through SSCS. Consulting services during the year ended December 31, 2021 totaled $275 thousand (2020: $275 thousand), and are disclosed as external consulting and exploration labor within exploration and evaluation expenses (Note 11). As at December 31, 2021, the amount payable to SSCS was $23 thousand (2020: $23 thousand).

The Company’s Chief Ocean Scientist provides consulting services to the Company through Ocean Renaissance LLC (“Ocean Renaissance”) where he is a principal. Consulting services during the year ended December 31, 2021 amounted to $375 thousand (2020: $367 thousand), and are disclosed as exploration labor within exploration and evaluation expenses (Note 11). As at December 31, 2021, the amount payable to Ocean Renaissance was $nil (2020 - $nil).